Finance Result (Tables)	12 Months Ended
Dec. 31, 2019
Finance Result
Schedule of finance result

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Finance income	114,197	13,995	9,678
Finance cost from Senior Unsecured Notes	(41,920)	(35,471)	(65,189)
Finance cost from senior debt (note 21 (b))	(262,797)	(247,646)	(193,183)
Finance cost from sale of receivables (note 14)	(9,171)	(6,053)	(3,973)
Capitalized interest (note 10)	14,894	8,955	8,839
Finance lease expense (note 9)	(34,558)	—	—
Other finance costs	(9,413)	(13,058)	(9,838)
Finance costs	(342,965)	(293,273)	(263,344)
Impairment and gains / (losses) on disposal of financial instruments (note 11 and 12 (b))	(37,666)	30,280	(18,844)
Change in fair value of financial instruments	1,326	—	(3,752)
Exchange differences	(9,616)	(8,246)	(11,472)
Finance result	(274,724)	(257,244)	(287,734)